Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,764,674.18
Previously Paid Amount	5,767.71
Total Fee Amount	5,767.71
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 41,764,674.18
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true